TRADE AND NOTES PAYABLES - AGEING ANALYSIS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
OTHER CURRENT LIABILITIES
Trade and notes payables	$ 2,366,415	¥ 15,440,859	¥ 12,608,806
Within 1 year
OTHER CURRENT LIABILITIES
Trade and notes payables		14,923,453	12,170,016
Between 1 and 2 years
OTHER CURRENT LIABILITIES
Trade and notes payables		210,587	229,221
Between 2 and 3 years
OTHER CURRENT LIABILITIES
Trade and notes payables		119,587	30,718
Over 3 years
OTHER CURRENT LIABILITIES
Trade and notes payables		¥ 187,232	¥ 178,851